Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information
Schedule of revenues
	Year ended December 31,
Charterer	2023	2024	2025
Samudera Shipping Line Limited, Singapore	-	21%	87%
Vintage Shipping & Trading AG	-	-	13%
Zim Integrated Shipping Services Ltd	53%	57%	-
CMA CGM, Marseille	29%	17%	-
Summit Shipping Line Pte. Ltd., Singapore	17%	-	-